March 5, 2013

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Hennessy SPARX Funds Trust
File Nos. 333-108229 and 811-21419
Rule 497(j) Certification

Ladies and Gentlemen:

The undersigned officer of Hennessy SPARX Funds Trust (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.           The form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A filed by the Trust on February 28, 2013, which became effective on that same day.  This is the most recent amendment to such Registration Statement.

2.           The text of Post-Effective Amendment No. 17 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 28, 2013.

Very truly yours,

HENNESSY SPARX FUNDS TRUST

By:       /s/Joe Fahy
Joe Fahy
Chief Compliance Officer